Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 29, 2015
Entity Registrant Name	dei_EntityRegistrantName	STEBEN ALTERNATIVE INVESTMENT FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001584986
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 06, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 06, 2015
Prospectus Date	rr_ProspectusDate	Jul. 29, 2015
STEBEN MANAGED FUTURES STRATEGY FUND (Prospectus Summary) | STEBEN MANAGED FUTURES STRATEGY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SKLAX
STEBEN MANAGED FUTURES STRATEGY FUND (Prospectus Summary) | STEBEN MANAGED FUTURES STRATEGY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SKLCX
STEBEN MANAGED FUTURES STRATEGY FUND (Prospectus Summary) | STEBEN MANAGED FUTURES STRATEGY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SKLIX
STEBEN MANAGED FUTURES STRATEGY FUND (Prospectus Summary) | STEBEN MANAGED FUTURES STRATEGY FUND | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SKLNX